Property, plant and equipment (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Borrowing costs [abstract]
Capitalization interest rate	4.00%	4.00%
Amount of costs for interest capitalized in ThUS$	$ 8,462	$ 7,841